INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Total unrecognized tax benefits at January 1	$ 1,060	$ 1,574	$ 3,109
Net amount of increases for current year’s tax positions	32	135	58
Gross amount of increases for prior years’ tax positions	311	175	251
Gross amount of decreases for prior years’ tax positions	(61)	(772)	(716)
Amounts of decreases relating to settlements	(45)	(28)	(1,115)
Reductions due to lapse of statutes of limitation	(22)	(30)	(15)
Foreign exchange, acquisitions and dispositions	(40)	6	2
Total unrecognized tax benefits at December 31	1,235	1,060	1,574
Amount of unrecognized tax benefit which would impact effective tax rate if recognized	$ 900	$ 800	800
Uncertain tax positions recognized			$ 400